Restatement of Previously Issued Financial Statements (Tables)	8 Months Ended
Sep. 30, 2021
Decarbonization Plus Acquisition Corporation Iii
Summary of Impact of Revision on Financial Statements

	March 26,	March 31,	June 30,
	2021[1]	2021	2021
		Unaudited	Unaudited
Class A common stock subject to possible redemption
As Previously Reported	$307,899,890	$308,007,510	$284,852,650
Adjustment	$42,100,110	$41,992,490	$65,147,350
As Restated	$350,000,000	$350,000,000	$350,000,000
Class A common stock
As Previously Reported	$421	$420	$652
Adjustment	$(421)	$(420)	$(652)
As Restated	$—	$—	$—
Additional paid-in capital
As Previously Reported	$6,165,789	$6,043,810	$29,198,438
Adjustment	$(6,165,789)	$(6,043,810)	$(29,198,438)
As Restated	$—	$—	$—
Accumulated deficit
As Previously Reported	$(1,167,215)	$(1,045,232)	$(24,200,094)
Adjustment	$(35,933,900)	$(35,948,260)	$(35,948,260)
As Restated	$(37,101,115)	$(36,933,492)	$(60,148,354)
Total stockholders' (deficit) equity
As Previously Reported	$5,000,001	$5,000,004	$5,000,002
Adjustment	$(42,100,110)	$(41,992,490)	$(65,147,350)
As Restated	$(37,100,109)	$(36,992,486)	$(60,147,348)

	Period from		Period from
	January 29, 2021	Three Months	January 29, 2021
	(Inception) to	Ended	(Inception) to
	March 31,	June 30,	June 30,
	2021	2021	2021
	Unaudited	Unaudited	Unaudited
Basic and diluted weighted average shares outstanding, Class A common stock subject to redemption
As Previously Reported	2,868,852	35,000,000	35,000,000
Adjustment	—	—	(12,810,458)
As Restated	2,868,852	35,000,000	22,189,542
Basic and diluted net income (loss) per share, Class A common stock subject to possible redemption
As Previously Reported	$0.00	$0.00	$0.00
Adjustment	$(0.09)	$(0.53)	$(0.78)
As Restated	$(0.09)	$(0.53)	$(0.78)
Basic and diluted weighted average shares outstanding, Class B non-redeemable common stock
As Previously Reported	9,072,746	10,062,500	9,613,014
Adjustment	(322,746)	(1,312,500)	(863,014)
As Restated	8,750,000	8,750,000	8,750,000
Basic and diluted net income (loss) per share, Class B non-redeemable common stock
As Previously Reported	$(0.12)	$(2.30)	$(2.52)
Adjustment	$0.03	$1.77	$1.74
As Restated	$(0.09)	$(0.53)	$(0.78)

	Period from	Period from
	January 29, 2021	January 29, 2021
	(Inception) to	(Inception) to
	March 31,	June 30,
	2021	2021
	Unaudited	Unaudited
Initial classification of common stock subject to possible redemption
As Previously Reported	$307,899,890	$307,899,890
Adjustment	$(307,899,890)	$(307,899,890)
As Restated	$—	$—
Change in value of common stock subject to possible redemption
As Previously Reported	$117,620	$(23,037,240)
Adjustment	$(117,620)	$23,037,240
As Restated	$—	$—